SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 5 - A p r - 0 7
Structured Asset Mortgage Investments II Inc.
(I.R.S. Employer Identification No.)
30-0183252
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
31-Mar-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-140247-05
Commission File Number of depositor:
333-140247
(Exact name of sponsor as specified in its charter)
EMC Mortgage Corporation
(Former name, former address, if changed since last report)
No Change
PRIME MORTGAGE TRUST 2007-1
383 Madison Avenue
New York, New York
10179
2 1 2 - 2 7 2 - 2 0 0 0
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On April 25, 2007 a distribution was made to holders of PRIME MORTGAGE TRUST 2007-1, Prime Mortgage Trust,
Mortgage Pass-Through Certificates, Series 2007-1. The monthly report to holders is attached as Exhibit 99.1.
A-1 [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
A-4 [___] [___] [_X_]
A-5 [___] [___] [_X_]
A-6 [___] [___] [_X_]
A-7 [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
PO [___] [___] [_X_]
R-1 [___] [___] [_X_]
R-2 [___] [___] [_X_]
X [___] [___] [_X_]
On May 7th, 2007 a revision was made to the monthy report. The count and balances for the loans that are
30-59 days delinquent were changed in the Delinquency Summary Report. The initial report showed zero loans
30-59 days delinquent. The revised report shows the seven loans that are 30-59 days delinquent, with a Scheduled
Balance of $5,064,289.15 and an Actual Balance of $5,070,901.12.
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: May 9th, 2007
(Signature)
Structured Asset Mortgage Investments II Inc.
Mark T. Novachek
Senior Vice President
Mark T. Novachek
/s/ :
PART II - OTHER INFORMATION
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Revised monthly report distributed to holders of PRIME MORTGAGE TRUST 2007-1, Prime Mortgage
Trust, Mortgage Pass-Through Certificates, Series 2007-1, relating to the April 25, 2007 distribution.
Revised monthly report distributed to holders of PRIME MORTGAGE TRUST 2007-1, Prime Mortgage Trust,
Mortgage Pass-Through Certificates, Series 2007-1, relating to the April 25, 2007 distribution.